Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of finance expense [abstract]
Interest on loans, borrowings and bank overdrafts	₨ 7,124		₨ 6,893	₨ 6,648
Interest on lease liabilities	1,593		1,334	1,176
Interest on liability on written put options to non-controlling interests	530		33	0
Other finance expenses	5,523		4,292	2,253
Total	₨ 14,770	$ 173	₨ 12,552	₨ 10,077